RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of nature of relationships with related parties

Name	Relationship with the Company
Horgos Zhijiantiancheng	Controlled by EJAM Group, which indirectly hold a 6.8% equity interest in the Company
Guangzhou Yijiantiancheng Technology Co., Ltd. (“Guangzhou Yijiantiancheng”)	Controlled by EJAM Group
Anruitai Investment Limited (“Anruitai”)	90% owned by Ms. Wenxiu Zhong and 10% owned by Mr. Sheng Gong, the Director and indirect equity shareholder of the Company

Schedule of transactions with related parties

	For the Years Ended
	December 31,
	2023	2022	2021
Gross billing from a related party
Horgos Zhijiantiancheng	$—	$—	$83,909
Guangzhou Yijiantiancheng	—	—	8,743
	$—	$—	$92,652
Services purchased from related parties
Horgos Zhijiantiancheng	$161,264	$4,464,919	$11,298,397

Schedule of balances due from related parties

	December 31,	December 31,
	2023	2022
Media deposits
Horgos Zhijiantiancheng (a)	$—	$104,390

Prepayments
Horgos Zhijiantiancheng (a)	$215,689	$3,314,744

Due from related parties
Anruitai Investment Limited	$28,667	$28,667
Others	1,408	—
	$30,075	$28,667
(a)	Horgos Zhijiantiancheng is both a media and advertiser with the Company. For the years ended December 31, 2023 and 2022, the Company provided services to Horgos Zhijiantiancheng and paid media deposits with Horgos Zhijiantiancheng.

Schedule of balances due to related parties

	December 31,	December 31,
	2023	2022
Other payable
Wenxiu Zhong	$3,546	$14,499
Others	8,630	—
	$12,176	$14,499